C. Christopher Sprague

Vice President and Corporate Counsel

Law Department – Prudential Retirement

The Prudential Insurance Company of America

200 Wood Avenue South

Iselin, NJ 08830

Tel 732 482-6816 Fax 732 482-8022 charles.sprague@prudential.com

July 26, 2013

Ms. Sally Samuel, Esq.

Office of Insurance Products

Division of Investment Management

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Post-effective amendment under Rule 485(a) to registration statement on Form N-4; file no. 333-170345

Dear Ms. Samuel:

We are filing a post-effective amendment under Rule 485(a) to the above-referenced registration statement, which pertains to Prudential Retirement Security Annuity III (“PRSA III”). The annuity described in the existing PRSA III registration statement includes our IncomeFlex Target lifetime GMWB. PRSA III is designed for retirement plan participants who currently participate in IncomeFlex Target through their retirement plan, and on account of their departure from the plan (e.g., due to retirement), wish to roll over their accumulated benefit to an IRA/Roth IRA.

Prudential Retirement Insurance and Annuity Company (“PRIAC”) offers a “standard” version of the IncomeFlex Target benefit, the features of which are identical to IncomeFlex Target as it exists in PRSA III. PRIAC also offers versions of IncomeFlex Target that vary slightly from this standard version. For example, PRIAC’s PRSA V product offers a version of IncomeFlex Target having different guaranteed withdrawal percentages than those extant under PRSA III. Certain of those differing versions are sold solely to 401 plans, and the separate accounts supporting such annuity contracts are therefore unregistered under the 1940 Act in reliance on Section 3(c)(11) thereunder.

We are seeking to amend PRSA III, so that the product can accommodate those participating in such “non-standard” versions of IncomeFlex Target. For such plan participants, we would not carry over the Guaranteed Withdrawal Percentages under the plan version of IncomeFlex Target upon a transfer to PRSA III. Instead, the participant would become subject to the single set of Guaranteed Withdrawal Percentages applicable under PRSA III. However, to provide a comparable benefit level, we would adjust the Income Base (and Highest Birthday Value), at the time of conversion by application of a “Conversion Ratio”. 1 For example, assume that a plan participant aged 65 had locked in under his/her retirement plan benefit with a $100,000 Income Base and 3.35% Guaranteed Withdrawal Percentage. The participant thus had a Retirement Plan Annual Guaranteed Withdrawal Amount of $3,350 (i.e., $100,000 * 3.35%).

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Note that for some plans, the lifetime GMWB is provided collectively by both PRIAC and unaffiliated insurers. With respect to such plans, participants would roll over to this annuity only the pro rata portion of the aggregate GMWB attributable to the PRIAC benefit.

The comparable Guaranteed Withdrawal Percentage for a participant who locks in at age 65 under PRSA III is 5.00%. The Conversion Ratio is 67% (i.e., 3.35%/5.00%). The Income Base is reduced upon conversion to PRSA III by $33,000 to $67,000 (i.e., $100,000 * 67% = $67,000), which results in the same Annual Guaranteed Withdrawal Amount of $3,350 under PRSA III (i.e., $67,000 * 5.00%).

Although very few plan participants to date have sought to roll over their IncomeFlex Target benefit, it is essential that we have a “rollover solution” in place to establish a complete package in this market. However, the low utilization rate also makes it economically impractical to create a separate rollover solution for each variation of IncomeFlex Target. The instant filing seeks to meet both of those objectives (i.e., a single rollover product that can accommodate multiple versions of IncomeFlex Target).

Finally, we note that this conversion process was presented to the New York Department of Financial Services, which concluded that “we have no objection to your proposal.”

We represent and acknowledge that:

•	the depositor and the registrant are responsible for the adequacy and accuracy of the disclosure in the instant filings; and

•

staff comments, or changes to disclosure in response to staff comments in the filings reviewed by the staff, do not foreclose the Commission from taking any action with respect to the instant filings; and

•	the depositor and the registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Financial statements for the separate account and depositor will be included in the subsequent filing under Rule 485(b). We appreciate your attention to this filing.

Sincerely,

/s/ C. Christopher Sprague
C. Christopher Sprague

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